Trade and other receivables (Tables)	6 Months Ended
Mar. 31, 2024
Trade and other receivables.
Schedule of trade and other receivables

	31 March	30 September
	2024	2023
	$'000	$'000
Current assets
Trade debtors	1,168	1,273
Other debtors	4,408	164
Prepayments and accrued income	2,220	1,780
Total	7,796	3,217

Non-current
Other debtors	1,952	1,888